Supplemental Information	3 Months Ended
Mar. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Supplemental Information	Supplemental Information
Accruals and Other Liabilities
At March 31, 2020 and December 31, 2019, accruals and other liabilities included accrued media of $213,915 and $216,931, respectively; and also included amounts due to noncontrolling interest holders for their share of profits. See Note 8 of the Notes to the Unaudited Condensed Consolidated Financial Statements included herein for additional information regarding noncontrolling interest holders’ share of profits.
Goodwill and Intangible Assets
Goodwill acquired as a result of business combinations which is not subject to amortization is tested for impairment annually as of October 1st of each year, or more frequently if indicators of potential impairment exist. For goodwill, impairment is assessed at the reporting unit level. Given the impact of the COVID-19 pandemic, the Company performed an interim goodwill impairment test in the first quarter of 2020. The interim test did not result in an impairment of goodwill but did result in the fair value of certain reporting units, with goodwill of approximately $223,000, exceeding their carrying value by a minimal percentage. If the duration of the COVID-19 pandemic is longer and the operational impact is greater than estimated, the Company could recognize an impairment of goodwill in the future. The Company used an income approach to measure its goodwill for impairment. This methodology incorporates the use of the discounted cash flow (“DCF”) method. The income approach requires the exercise of significant judgment and inputs, including judgment about the amount and timing of expected future cash flows, assumed terminal value and appropriate discount rates.
Goodwill balances as of March 31, 2020 and December 31, 2019, were $716,407 and $731,691, respectively.
During the first quarter of 2020, the Company reassessed its estimate of the useful life of a trademark in the amount of $14,600, acquired as a result of a business combination. The Company revised the useful life to 5 years from indefinite lived.
Income Taxes
Our tax provision for interim periods is determined using an estimated annual effective tax rate, adjusted for discrete items arising in interim periods.
On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) was enacted into law and the new legislation contains several key tax provisions, including the five-year net operating loss carryback, an adjusted business interest limitation, and payroll tax deferral. The Company is required to recognize the effect of tax law changes in the period of enactment, which required the Company to reassess the net realizability of its deferred tax assets and liabilities. The Company has assessed the applicability of the CARES Act and determined there is no impact.
Income tax expense for the three months ended March 31, 2020 was $13,500 (on income of $15,294 resulting in an effective tax rate of 88.3%) compared to an expense of $748 (on income of $981 resulting in an effective tax rate of 76.2%) for the three months ended March 31, 2019.
The income tax expense and benefit for the three months ended March 31, 2020 were impacted by capital gains, non-deductible stock compensation for which a tax benefit was not recognized, and the jurisdictional mix of earnings.
Revision of Previously Issued Financial Statements for Immaterial Misstatements
The Company identified certain errors related to prior periods that were not material to any of the Company’s prior period financial statements; however, the cumulative effect of these errors could be considered material to our current year financial statements. As such, the Company revised the prior period financial statements, as presented below.
The adjustments by year and financial statement area are as follows:

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Calendar Years 2019 through 2017 - The Company identified an understatement of its deferred tax assets and the related impact on goodwill impairment charges recognized in previous years. This resulted in correcting adjustments to increase deferred tax assets and reduce deferred tax expense by $217 in 2019, $1,988 in 2018 and $294 in 2017 and to recognize an incremental goodwill impairment charge and reduction of goodwill by $780 in 2019, $7,147 in 2018 and $1,056 in 2017. These amounts were recorded to reflect required adjustments in connection with the impairment of tax deductible goodwill.

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Calendar Year 2018 - The Company recorded a correcting adjustment of $1,115 to reduce revenue and accounts receivable that was incorrectly recognized in 2018 in connection with the adoption of ASC 606.

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Calendar Year 2016 - The Company recorded a correcting adjustment to increase tax expense and reduce deferred tax assets by $3,587 for previously unidentified deemed dividends treated as U.S. taxable income in connection with certain U.S. controlled foreign corporation assets which were pledged as security for a U.S. loan.

As a result of the items noted above, the balance sheet as of March 31, 2020 changed as follows: Accounts receivable, Goodwill and Deferred tax assets declined by $1,115, $8,983 and $1,088, respectively, and Accumulated deficit increased by $11,186.